Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs			$ 82,976	$ 30,133
Research and development			59,504	21,125
Accounts payable			5,711	$ 4,755
Related Party
Related Party Transaction [Line Items]
Research and development			300
Accounts payable			$ 300
Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)				9,899,340
Series A Convertible Preferred Stock | Director
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)		9,899,340
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs		$ 21,300
Class B Convertible Preferred Stock
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)			28,019,181
Class B Convertible Preferred Stock | Director
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)	22,146,905
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs	$ 66,000